Quarterly Holdings Report

for

Fidelity® Low Volatility Factor ETF

April 30, 2019

T18-QTLY-0619

1.9880052.102

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
COMMUNICATION SERVICES – 9.8%
Diversified Telecommunication Services – 2.6%
AT&T, Inc.	70,825	$2,192,742
Verizon Communications, Inc.	39,463	2,256,889

		4,449,631

Entertainment – 1.3%
The Walt Disney Co.	16,194	2,218,092

Interactive Media & Services – 3.0%
Alphabet, Inc. Class A (a)	4,387	5,259,838

Media – 2.3%
Cable One, Inc.	918	973,567
Comcast Corp. Class A	49,594	2,158,827
Omnicom Group, Inc.	11,410	913,142

		4,045,536

Wireless Telecommunication Services – 0.6%
T-Mobile US, Inc. (a)	13,153	960,037

TOTAL COMMUNICATION SERVICES		16,933,134

CONSUMER DISCRETIONARY – 10.3%
Diversified Consumer Services – 1.4%
Bright Horizons Family Solutions, Inc. (a)	9,436	1,209,223
H&R Block, Inc.	45,840	1,247,307

		2,456,530

Hotels, Restaurants & Leisure – 3.8%
Darden Restaurants, Inc.	10,773	1,266,905
McDonald’s Corp.	10,606	2,095,427
Starbucks Corp.	23,037	1,789,514
Yum! Brands, Inc.	13,103	1,367,822

		6,519,668

Multiline Retail – 0.8%
Target Corp.	17,523	1,356,631

Specialty Retail – 3.2%
AutoZone, Inc. (a)	1,395	1,434,492
The Home Depot, Inc.	12,729	2,592,897
The TJX Cos., Inc.	28,603	1,569,733

		5,597,122

Textiles, Apparel & Luxury Goods – 1.1%
NIKE, Inc. Class B	20,620	1,811,055

TOTAL CONSUMER DISCRETIONARY		17,741,006

CONSUMER STAPLES – 6.7%
Beverages – 2.1%
PepsiCo, Inc.	14,170	1,814,469
The Coca-Cola Co.	37,003	1,815,367

		3,629,836

Food & Staples Retailing – 0.9%
Walmart, Inc.	15,072	1,550,004

Food Products – 1.4%
Hormel Foods Corp. (b)	16,399	654,976
McCormick & Co., Inc. (non-vtg.)	5,787	891,024
The Hershey Co.	6,724	839,492

		2,385,492

	Shares	Value
Household Products – 2.3%
Church & Dwight Co., Inc.	11,165	$836,817
The Clorox Co.	4,993	797,532
The Procter & Gamble Co.	21,973	2,339,685

		3,974,034

TOTAL CONSUMER STAPLES		11,539,366

ENERGY – 4.9%
Oil, Gas & Consumable Fuels – 4.9%
Cabot Oil & Gas Corp.	20,569	532,531
Chevron Corp.	16,040	1,925,762
Exxon Mobil Corp.	33,083	2,655,903
Kinder Morgan, Inc.	36,507	725,394
Marathon Petroleum Corp.	10,935	665,614
ONEOK, Inc.	9,524	646,965
Phillips 66	7,256	684,023
Valero Energy Corp.	7,613	690,195

TOTAL ENERGY		8,526,387

FINANCIALS – 13.6%
Banks – 1.0%
US Bancorp	31,326	1,670,302

Capital Markets – 1.7%
CME Group, Inc.	8,330	1,490,237
Intercontinental Exchange, Inc.	18,062	1,469,344

		2,959,581

Diversified Financial Services – 2.2%
Berkshire Hathaway, Inc. Class B (a)	17,611	3,816,480

Insurance – 6.6%
Aflac, Inc.	28,151	1,418,247
Brown & Brown, Inc.	42,542	1,350,709
Chubb Ltd.	11,259	1,634,807
Erie Indemnity Co. Class A	7,745	1,466,283
Everest Re Group Ltd.	5,346	1,258,983
Marsh & McLennan Cos., Inc.	15,904	1,499,588
The Allstate Corp.	14,887	1,474,706
WR Berkley Corp.	22,653	1,388,629

		11,491,952

Mortgage Real Estate Investment Trust (REITs) – 2.1%
Blackstone Mortgage Trust, Inc. Class A (b)	33,259	1,183,688
MFA Financial, Inc.	154,962	1,163,764
Starwood Property Trust, Inc.	52,198	1,203,164

		3,550,616

TOTAL FINANCIALS		23,488,931

HEALTH CARE – 13.3%
Health Care Equipment & Supplies – 4.1%
Danaher Corp.	14,757	1,954,417
Medtronic PLC	21,988	1,952,755
ResMed, Inc.	13,624	1,423,844
Stryker Corp.	8,745	1,652,018

		6,983,034

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Common Stocks – continued

	Shares	Value
HEALTH CARE – continued
Health Care Providers & Services – 3.0%
Anthem, Inc.	5,609	$1,475,335
Cigna Corp. (a)	8,350	1,326,314
UnitedHealth Group, Inc.	10,388	2,421,131

		5,222,780

Pharmaceuticals – 6.2%
Eli Lilly & Co.	16,050	1,878,492
Johnson & Johnson	25,771	3,638,865
Merck & Co., Inc.	32,779	2,580,035
Pfizer, Inc.	64,596	2,623,244

		10,720,636

TOTAL HEALTH CARE		22,926,450

INDUSTRIALS – 10.0%
Aerospace & Defense – 3.5%
Lockheed Martin Corp.	4,697	1,565,651
Northrop Grumman Corp.	4,371	1,267,197
Raytheon Co.	7,347	1,304,754
United Technologies Corp.	12,815	1,827,547

		5,965,149

Air Freight & Logistics – 1.2%
CH Robinson Worldwide, Inc.	11,376	921,456
Expeditors International of Washington, Inc.	14,243	1,131,179

		2,052,635

Commercial Services & Supplies – 1.9%
Republic Services, Inc.	13,244	1,096,868
Rollins, Inc.	25,443	983,881
Waste Management, Inc.	12,013	1,289,475

		3,370,224

Industrial Conglomerates – 2.0%
3M Co.	8,118	1,538,442
Honeywell International, Inc.	10,985	1,907,326

		3,445,768

Machinery – 0.7%
The Toro Co.	15,998	1,170,254

Professional Services – 0.7%
Verisk Analytics, Inc.	8,831	1,246,407

TOTAL INDUSTRIALS		17,250,437

INFORMATION TECHNOLOGY – 21.6%
Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp. Class A	16,741	1,666,734

IT Services – 10.8%
Accenture PLC Class A	12,461	2,276,251
Amdocs Ltd.	24,129	1,329,025
Automatic Data Processing, Inc.	12,047	1,980,406
Broadridge Financial Solutions, Inc.	13,624	1,609,403
Fidelity National Information Services, Inc.	14,546	1,686,318
Fiserv, Inc. (a)	18,126	1,581,312
Mastercard, Inc. Class A	11,825	3,006,388
Paychex, Inc.	20,420	1,721,610

	Shares	Value
Visa, Inc. Class A	20,866	$3,430,997

		18,621,710

Semiconductors & Semiconductor Equipment – 1.7%
Intel Corp.	56,643	2,891,059

Software – 4.0%
CDK Global, Inc.	27,374	1,651,200
Check Point Software Technologies Ltd. (a)	12,398	1,497,182
Oracle Corp.	41,716	2,308,146
Red Hat, Inc. (a)	8,394	1,532,157

		6,988,685

Technology Hardware, Storage & Peripherals – 4.1%
Apple, Inc.	35,581	7,140,039

TOTAL INFORMATION TECHNOLOGY		37,308,227

MATERIALS – 2.9%
Chemicals – 2.2%
Air Products & Chemicals, Inc.	3,097	637,332
Ecolab, Inc.	3,375	621,270
International Flavors & Fragrances, Inc.	2,627	361,974
Linde PLC	5,189	935,369
NewMarket Corp.	767	321,818
PPG Industries, Inc.	4,184	491,620
The Sherwin-Williams Co.	1,179	536,245

		3,905,628

Containers & Packaging – 0.7%
Aptargroup, Inc.	3,258	362,420
Ball Corp.	7,528	451,228
Bemis Co., Inc.	6,400	367,488

		1,181,136

TOTAL MATERIALS		5,086,764

REAL ESTATE – 3.6%
Equity Real Estate Investment Trusts (REITs) – 3.6%
American Tower Corp.	3,877	757,178
AvalonBay Communities, Inc.	1,919	385,585
Crown Castle International Corp.	4,327	544,250
Equity Lifestyle Properties, Inc.	2,521	294,201
Essex Property Trust, Inc.	1,184	334,480
Extra Space Storage, Inc.	2,890	299,664
Federal Realty Investment Trust	2,025	271,046
Invitation Homes, Inc.	11,125	276,568
Mid-America Apartment Communities, Inc.	2,799	306,239
National Retail Properties, Inc.	4,931	259,469
Public Storage	1,891	418,251
Realty Income Corp.	4,828	338,008
Simon Property Group, Inc.	3,015	523,706
Sun Communities, Inc.	2,428	298,838
UDR, Inc.	6,461	290,422
Ventas, Inc.	5,394	329,627
WP Carey, Inc.	3,776	299,512

TOTAL REAL ESTATE		6,227,044

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Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
UTILITIES – 3.1%
Electric Utilities – 1.9%
American Electric Power Co., Inc.	6,847	$585,761
Duke Energy Corp.	7,821	712,649
NextEra Energy, Inc.	4,634	901,035
The Southern Co.	12,521	666,368
Xcel Energy, Inc.	8,916	503,754

		3,369,567

Multi-Utilities – 1.2%
CMS Energy Corp.	7,525	418,014
Consolidated Edison, Inc.	5,779	497,919
Dominion Energy, Inc.	9,043	704,178
DTE Energy Co.	3,679	462,487

		2,082,598

TOTAL UTILITIES		5,452,165

TOTAL COMMON STOCKS (Cost $158,228,538)		172,479,911

Money Market Funds – 0.9%

	Shares	Value
Fidelity Cash Central Fund, 2.49% (c)	200,027	$200,068
Fidelity Securities Lending Cash Central Fund, 2.49% (c)(d)	1,255,624	1,255,750

TOTAL MONEY MARKET FUNDS (Cost $1,455,817)		1,455,818

TOTAL INVESTMENT IN SECURITIES – 100.7% (Cost $159,684,355)		173,935,729

NET OTHER ASSETS (LIABILITIES) – (0.7%)		(1,143,768)

NET ASSETS – 100.0%		$172,791,961

Legend

(a)	Non-income producing.

(b)	Security or a portion of the security is on loan at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$2,482

Fidelity Securities Lending Cash Central Fund	3,380

Total	$5,862

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

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Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

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